American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
October 31, 2025

One Choice 2060 Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 52.6%
Focused Dynamic Growth Fund G Class(2)	234,022	21,602,576
Focused Large Cap Value Fund G Class	4,692,766	52,042,770
Growth Fund G Class	436,889	31,844,842
Heritage Fund G Class	636,303	20,476,215
Large Cap Equity Fund G Class	923,809	55,095,957
Mid Cap Value Fund G Class	1,487,241	24,346,128
Small Cap Growth Fund G Class	307,154	8,121,163
Small Cap Value Fund G Class	788,379	7,686,700
		221,216,351
International Equity Funds — 29.5%
Emerging Markets Fund G Class	1,628,598	25,129,270
Global Real Estate Fund G Class	733,921	10,164,799
International Growth Fund G Class	2,529,604	36,325,114
International Small-Mid Cap Fund G Class	1,132,431	13,713,740
International Value Fund G Class	1,838,119	20,403,126
Non-U.S. Intrinsic Value Fund G Class	1,683,927	18,287,444
		124,023,493
Domestic Fixed Income Funds — 13.0%
Diversified Bond Fund G Class	4,031,233	37,530,783
High Income Fund G Class	1,075,468	9,442,610
Inflation-Adjusted Bond Fund G Class	694,719	7,537,696
		54,511,089
International Fixed Income Funds — 4.9%
Emerging Markets Debt Fund G Class	602,831	5,714,842
Global Bond Fund G Class	1,691,565	15,054,932
		20,769,774
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $315,230,970)		420,520,707
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$420,520,707

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$23,887	$135	$2,432	$13	$21,603	234	$2,980	—
Focused Large Cap Value Fund	59,219	2,108	10,039	755	52,043	4,693	836	$333
Growth Fund	35,959	337	4,740	289	31,845	437	3,330	—
Heritage Fund	28,175	718	6,292	(2,125)	20,476	636	2,221	—
Large Cap Equity Fund	65,107	374	10,420	35	55,096	924	4,347	—
Mid Cap Value Fund	32,716	211	8,642	61	24,346	1,487	523	152
Small Cap Growth Fund	12,339	46	3,816	(448)	8,121	307	1,264	—
Small Cap Value Fund	12,419	259	4,693	(298)	7,687	788	326	40
Emerging Markets Fund	28,401	—	5,739	2,467	25,129	1,629	1,881	—
Global Real Estate Fund	11,594	36	1,880	415	10,165	734	137	—
International Growth Fund	32,566	2,403	371	1,726	36,324	2,530	(2)	—
International Small-Mid Cap Fund	12,454	464	87	883	13,714	1,132	6	—
International Value Fund	17,631	2,058	389	1,103	20,403	1,838	63	—
Non-U.S. Intrinsic Value Fund	18,003	260	829	853	18,287	1,684	104	—
Diversified Bond Fund	42,529	1,691	7,983	1,294	37,531	4,031	(501)	509
High Income Fund	10,591	194	1,534	192	9,443	1,075	(111)	187
Inflation-Adjusted Bond Fund	8,416	15	1,238	345	7,538	695	(140)	—
Emerging Markets Debt Fund	6,269	143	1,016	319	5,715	603	(92)	143
Global Bond Fund	17,010	467	2,955	533	15,055	1,692	(367)	222
	$475,285	$11,919	$75,095	$8,412	$420,521	27,149	$16,805	$1,586
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.